Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 228,250	$ 32,148	¥ 249,310
Short-term deposits	14,397	2,028	0
Short-term investments	57,494	8,098	0
Restricted short-term deposits	33,942	4,781	0
Accounts receivable, net of allowance of RMB115,380 and RMB131,826 (US$18,567) as of December 31, 2022 and 2023, respectively	34,786	4,899	20,298
Inventories	59,488	8,379	72,364
Prepayments and other current assets	24,691	3,477	45,183
Total current assets	453,048	63,810	387,155
Non-current assets
Property and equipment, net	44,623	6,285	47,060
Right-of-use assets, net	74,528	10,497	73,482
Intangible assets, net	2,426	342	1,959
Long-term loans receivable	4,215	594	9,980
Long-term investments	18,369	2,587	9,839
Other non-current assets	1,436	202	1,392
Total non-current assets	145,597	20,507	143,712
Total assets	598,645	84,317	530,867
Current liabilities:
Short-term bank loans	69,798	9,831	49,794
Short-term debt	0	0	57,838
Accounts payable	35,101	4,944	35,456
Contract liabilities	37,169	5,235	19,321
Current portion of long-term bank loans	3,538	498	13,154
Accrued expenses and other liabilities	94,149	13,261	97,763
Current portion of lease liabilities	5,595	788	5,520
Deferred income	1,549	218	1,495
Deferred government subsidies	3,147	443	1,993
Income taxes payable	29	4	7
Total current liabilities	250,075	35,222	282,341
Non-current liabilities:
Long-term bank loans	9,308	1,311	3,846
Mandatorily redeemable non-controlling interests	40,000	5,634	40,000
Deferred tax liabilities	292	41	292
Unrecognized tax benefit	5,480	772	5,480
Lease liabilities	75,308	10,607	69,913
Deferred income	1,486	209	2,928
Other non-current liabilities	2,477	349	1,389
Total non-current liabilities	134,351	18,923	123,848
Total liabilities	384,426	54,145	406,189
Commitments and Contingencies
Shareholders' equity:
Additional paid-in capital	1,951,936	274,924	1,558,356
Statutory reserves	1,239	175	1,191
Accumulated deficit	(1,754,542)	(247,122)	(1,450,374)
Accumulated other comprehensive income	15,079	2,124	15,010
Total EHang Holdings Limited shareholders' equity	213,792	30,112	124,258
Non-controlling interests	427	60	420
Total shareholders' equity	214,219	30,172	124,678
Total liabilities and shareholders' equity	598,645	84,317	530,867
Class A Ordinary Shares [Member]
Shareholders' equity:
Common stock	56	8	51
Class B Ordinary Shares [Member]
Shareholders' equity:
Common stock	¥ 24	$ 3	¥ 24